Leuthold Core ETF
Schedule of Investments
June 30, 2021 (Unaudited)
	Shares	Fair Value
INVESTMENT COMPANIES - 93.61%
Exchange Traded Funds - 93.61%
Communication Services Select Sector SPDR Fund	9,481	$767,677
Consumer Discretionary Select Sector SPDR Fund	4,966	886,680
Direxion Daily S&P 500 Bear 1x Shares	46,655	738,082
Fidelity MSCI Financials Index ETF	10,234	535,852
Fidelity MSCI Industrials Index ETF	5,418	293,818
Fidelity MSCI Materials Index ETF	11,588	535,481
Invesco CurrencyShares British Pound Sterling Trust (a)	301	40,162
Invesco CurrencyShares Euro Currency Trust (a)	2,411	267,163
Invesco CurrencyShares Japanese Yen Trust (a)	1,507	127,688
Invesco MSCI Global Timber ETF	5,418	203,158
iShares 1-3 Year Treasury Bond ETF	20,016	1,724,580
iShares 20+ Year Treasury Bond ETF	603	87,043
iShares Floating Rate Bond ETF	4,973	252,728
iShares Gold Trust (a)	18,386	619,792
iShares MBS ETF	754	81,605
iShares TIPS Bond ETF	609	77,958
iShares U.S. Broker-Dealers & Securities Exchanges ETF	7,073	721,941
iShares U.S. Healthcare Providers ETF	3,010	802,045
iShares U.S. Home Construction ETF	6,020	416,704
SPDR Bloomberg Barclays International Corporate Bond ETF	5,425	196,928
SPDR Bloomberg Barclays International Treasury Bond ETF	20,195	592,723
SPDR Bloomberg Barclays Short-Term High Yield Bond ETF	8,590	236,912
SPDR S&P Homebuilders ETF	2,558	187,348
SPDR S&P Metals & Mining ETF	5,117	220,338
SPDR S&P Regional Banking ETF	7,976	522,667
SPDR S&P Retail ETF	1,956	190,182
SPDR S&P Semiconductor ETF	1,204	231,601
Technology Select Sector SPDR Fund	13,846	2,044,501
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	1,959	61,473
Vanguard Short-Term Inflation-Protected Securities ETF	9,042	473,891
TOTAL INVESTMENT COMPANIES (Cost $12,080,982)		$14,138,721

SHORT-TERM INVESTMENTS - 6.54%
Money Market Funds - 6.54%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (b)	988,154	$988,154
TOTAL SHORT-TERM IINVESTMENTS (Cost $988,154)		$988,154

Total Investments (Cost $13,069,136) - 100.15%		$15,126,875
Liabilities in Excess of Other Assets - (0.15)%		(22,055)
TOTAL NET ASSETS - 100.00%		$15,104,820

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of June 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core ETF

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2021:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,138,721	$–	$–	$14,138,721
Money Market Funds	988,154	-	-	988,154
Total Investments in Securities	$15,126,875	$–	$–	$15,126,875

The Fund did not invest in any Level 3 securities during the period.